GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 52,269	$ 259,228
Varian Biopharmaceuticals [Member]
Cash	$ 62,204	$ 4,554	$ 2,038